UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-364-4890

Date of fiscal year end:    May 31

Date of reporting period:    February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.6%
Federal Farm Credit Bank — 6.7%
Federal Farm Credit Bank (FRN)
0.200%, 12/17/10	$1,000	$1,000

Federal Home Loan Bank — 33.6%
Federal Home Loan Bank
0.950%, 04/01/10	500	500
0.800%, 05/17/10	600	601
3.375%, 08/13/10	435	441
Federal Home Loan Bank (FRN)
0.155%, 04/05/10	1,500	1,500
0.150%, 05/26/11	1,000	1,000
0.250%, 06/07/11	1,000	1,000

		5,042

Federal Home Loan Mortgage Corporation — 24.7%
Federal Home Loan Mortgage Corporation (DN)
0.085%, 03/16/10 (A)	1,410	1,410
0.160%, 03/29/10 (A)	694	694
0.110%, 05/19/10 (A)	600	600
0.270%, 09/14/10 (A)	500	499
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.327%, 03/09/11	500	501

		3,704

Federal National Mortgage Association — 29.6%
Federal National Mortgage Association
4.400%, 03/08/10	2,000	2,002
3.250%, 08/12/10	750	760
4.250%, 08/15/10	271	276
2.875%, 10/12/10	400	406
Federal National Mortgage Association (DN)
0.120%, 04/07/10 (A)	500	500
0.130%, 05/03/10 (A)	500	500

		4,444

Total U.S. Government Agency Obligations (Cost $14,190)		14,190

	Number of Shares
MONEY MARKET FUND — 5.0%
AIM Government & Agency Portfolio	750,181	750

Total Money Market Fund (Cost $750)		750

TOTAL INVESTMENTS — 99.6% (Cost $14,940)*		14,940
Other Assets & Liabilities — 0.4%		63
TOTAL NET ASSETS — 100.0%		$15,003

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN —	Discount Note
FRN —	Floating Rate Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
MTN —	Medium Term Note

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Money Market Fund	$750	$—
Level 2 - Other Significant Observable Inputs
U.S. Government Agency Obligations	14,190	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$14,940	$—

See Notes to Schedules of Investments.

1

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 7.4%
Euro — 1.2%
HSBC Bank PLC
0.300%, 04/16/10	$15,000	$15,000

Yankee — 6.2%
Bank of Montreal CH
0.150%, 03/04/10	5,000	5,000
0.170%, 03/18/10	10,000	10,000
0.150%, 03/22/10	10,000	10,000
Bank of Nova Scotia TX
0.190%, 05/19/10	10,000	10,000
Canadian Imperial Bank of Commerce NY
0.170%, 04/21/10	10,000	10,000
Rabobank Nederland NV NY
0.220%, 03/04/10	10,000	10,000
0.180%, 04/13/10	10,000	10,000
Toronto-Dominion Bank NY
0.330%, 05/17/10	12,000	12,001

		77,001
Total Certificates of Deposit (Cost $92,001)		92,001

COMMERCIAL PAPER† — 31.1%
Banks — 13.6%
Abbey National North America LLC
0.170%, 04/20/10	10,000	9,998
0.340%, 10/01/10	8,000	7,984
Australia & New Zealand Banking Group
0.634%, 10/20/10	10,000	9,959
Bank of America
0.150%, 03/01/10	8,000	8,000
Bank of Nova Scotia
0.315%, 03/08/10	12,000	11,999
0.170%, 04/09/10	3,000	2,999
Barclays US Funding
0.150%, 04/19/10	10,000	9,998
Deutsche Bank Financial LLC
0.100%, 03/01/10	15,000	15,000
0.390%, 10/01/10	10,000	9,977
Dexia Delaware LLC
0.200%, 03/01/10	1,000	1,000
0.200%, 03/03/10	11,000	11,000
0.200%, 03/04/10	12,000	12,000
JPMorgan Chase
0.150%, 04/14/10	4,000	3,999
National Australia Funding Delaware
0.160%, 04/20/10	13,000	12,997
Royal Bank of Canada
0.305%, 03/15/10	10,000	10,000
Svenska Handelsbanken
0.195%, 03/01/10	2,960	2,960
0.170%, 04/22/10	10,000	9,998
UBS Finance Delaware LLC
0.140%, 03/05/10	10,000	10,000
Westpac Banking
0.180%, 05/13/10	10,000	9,996

		169,864

Consumer Staples — 2.9%
Coca-Cola
0.240%, 05/10/10	30,000	29,986

	Par (000)	Value (000)
Nestle Capital
0.170%, 07/12/10	$6,000	$5,996

		35,982

Finance-Automotive — 2.1%
American Honda Finance
0.130%, 03/08/10	5,957	5,957
Toyota Motor Credit
0.160%, 03/22/10	10,000	9,999
14.400%, 04/13/10	10,000	9,998

		25,954

Financial Services — 10.8%
Alpine Securitization
0.150%, 03/08/10	12,000	12,000
0.150%, 03/16/10	12,000	11,999
Barton Capital
0.150%, 03/02/10	10,000	10,000
BNP Paribas Finance
0.200%, 04/15/10	8,000	7,998
0.220%, 05/05/10	15,000	14,994
CBA Delaware Finance
0.170%, 04/15/10	7,000	6,998
Liberty Street Funding LLC
0.150%, 03/15/10	12,000	11,999
Nordea North America
0.150%, 03/04/10	4,000	4,000
0.150%, 03/16/10	10,000	9,999
0.170%, 03/16/10	10,000	9,999
Rabobank USA Financial
0.100%, 03/01/10	5,000	5,000
Societe Generale North America
0.160%, 03/05/10	10,000	10,000
0.170%, 03/05/10	10,000	10,000
Wal-Mart Funding
0.170%, 03/10/10	10,000	10,000

		134,986

Technology — 0.8%
Microsoft
0.170%, 07/15/10	10,000	9,994

Transportation — 0.9%
NetJets
0.140%, 03/02/10	6,000	6,000
0.100%, 03/03/10	4,600	4,600

		10,600

Total Commercial Paper (Cost $387,380)		387,380

CORPORATE BONDS — 2.9%
Banks — 2.9%
Goldman Sachs Group (FRN) (MTN)
0.351%, 06/28/10	10,000	10,001
JPMorgan Chase (FRN)
0.289%, 05/07/10	8,000	8,001
Wachovia (FRN)
0.406%, 06/01/10	5,000	4,999
Wachovia Bank NA (FRN)
1.150%, 05/14/10	6,000	6,012

2

	Par (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Wells Fargo (FRN)
0.309%, 03/23/10	$6,900	$6,899

		35,912

Total Corporate Bonds (Cost $35,912)		35,912

FUNDING AGREEMENT — 2.0%
New York Life Funding Agreement (FRN)
0.501%, 06/03/10 (A)	25,000	25,000
(Cost $25,000)

MUNICIPAL BONDS — 13.4%
Alaska — 0.7%
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series A (VRDN)
0.110%, 12/01/33	8,500	8,500

Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN)
0.150%, 07/01/37	10,000	10,000

Massachusetts — 1.4%
Massachusetts Health & Educational Facilities Authority (TECP) Series EE
0.150%, 04/01/10	8,427	8,427
Massachusetts Health and Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.170%, 07/01/35	9,000	9,000

		17,427

Michigan — 2.6%
Board of Trustees of Michigan State University (TECP) Series 08-A
0.150%, 04/05/10	8,000	8,000
0.150%, 04/06/10	8,000	8,000
University of Michigan (TECP) Series B
0.130%, 03/01/10	7,000	7,000
0.150%, 04/07/10	10,000	10,000

		33,000

Ohio — 3.0%
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.150%, 12/01/26	12,000	12,000
Ohio State (GO) Series B (VRDN)
0.150%, 03/15/25	5,000	5,000
Ohio State University (RB) Series B (VRDN)
0.160%, 12/01/28	20,000	20,000

		37,000

Rhode Island — 2.0%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.150%, 09/01/43	14,930	14,930
0.180%, 09/01/32	10,000	10,000

		24,930

	Par (000)	Value (000)

Texas — 1.9%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.150%, 03/01/30	$9,600	$9,600
0.160%, 03/15/35	14,500	14,500

		24,100

Virginia — 1.0%
University of Virginia (TECP) Series 03-A
0.120%, 03/03/10	6,000	6,000
0.200%, 03/02/10	6,000	6,000

		12,000

Total Municipal Securities (Cost $166,957)		166,957

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal Farm Credit Bank — 1.6%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	20,000	20,000

Federal Home Loan Bank — 7.5%
Federal Home Loan Bank
3.000%, 06/11/10	10,000	10,077
3.500%, 07/16/10	10,000	10,121
0.440%, 10/07/10	25,000	25,001
0.500%, 10/25/10	18,000	18,005
Federal Home Loan Bank (DN)
0.060%, 03/01/10 (B)	10,000	10,000
Federal Home Loan Bank (FRN)
0.800%, 03/11/10	20,000	20,003

		93,207

Federal Home Loan Mortgage Corporation — 0.8%
Federal Home Loan Mortgage Corporation
3.125%, 10/25/10	10,000	10,184

Federal National Mortgage Association — 1.7%
Federal National Mortgage Association
4.625%, 06/01/10	6,000	6,066
2.875%, 10/12/10	15,000	15,223

		21,289

Total U.S. Government Agency Obligations (Cost $144,680)		144,680

	Number of Shares
MONEY MARKET FUND — 2.4%
AIM STIT Liquid Assets Portfolio	29,485,327	29,485

Total Money Market Fund (Cost $29,485)		29,485

AFFILIATED MONEY MARKET FUND — 3.2%
BlackRock Liquidity Funds TempFund Portfolio††	40,000,000	40,000

Total Affiliated Money Market Fund (Cost $40,000)		40,000

3

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 25.4%

Bank of America

0.110% (dated 02/26/10, due 03/01/10, repurchase price $23,000,211, collateralized by Federal National Mortgage Association Bonds, 5.000% to 5.450%, due 02/13/17 to 10/18/21, total market value $23,460,512)	$23,000	$23,000

0.120% (dated 02/26/10, due 03/01/10, repurchase price $47,000,470, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.500% to 5.000%, due 12/01/39 to 01/01/40, total market value $47,940,001)	47,000	47,000

Deutsche Bank

0.120% (dated 02/26/10, due 03/01/10, repurchase price $47,000,470, collateralized by Government National Mortgage Association Bond, 4.500%, due 02/20/40, total market value $47,940,000)	47,000	47,000

Goldman Sachs

0.120% (dated 02/26/10, due 03/01/10, repurchase price $39,000,390, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 08/01/38, total market value $39,780,001)	39,000	39,000

Goldman Sachs (TLGP) (FDIC)

0.130% (dated 02/26/10, due 03/01/10, repurchase price $39,000,423, collateralized by General Electric Capital (FDIC) and Morgan Stanley (FDIC), 1.625% to 2.250%, due 01/ 07/11 to 03/13/12, total market value $39,780,000)	39,000	39,000

Greenwich Capital

0.120% (dated 02/26/10, due 03/01/10, repurchase price $47,000,470, collateralized by Federal Home Loan Bank Discount Notes, 0.110%, due 03/12/10 to 04/13/10, total market value $47,940,972)	47,000	47,000

JPMorgan Chase

0.120% (dated 02/26/10, due 03/01/10, repurchase price $38,000,380, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000% to 6.000%, due 12/01/35 to 12/01/39, total market value $38,763,196)	38,000	38,000

	Par (000)	Value (000)
Warburg Dillon

0.110% (dated 02/26/10, due 03/01/10, repurchase price $37,000,339, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.000%, due 01/01/25 to 02/01/36, total market value $37,743,747)	$37,000	$37,000

Total Repurchase Agreements (Cost $317,000)		317,000

TOTAL INVESTMENTS — 99.4% (Cost $1,238,415)*		1,238,415
Other Assets & Liabilities — 0.6%		7,821
TOTAL NET ASSETS — 100.0%		$1,246,237

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $25,000 and represents 2.0% of net assets as of February 28, 2010.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN —	Floating Rate Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See	Notes to Schedules of Investments.

4

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$40,000	$—
Level 2 - Other Significant Observable Inputs
Certificates of Deposit	92,001	—
Commerical Paper	387,380	—
Corporate Bonds	35,912	—
Funding Agreement	25,000	—
Money Market	29,485	—
Municipal Bonds	166,957	—
Repurchase Agreements	317,000	—
U.S. Government Agency Obligations	144,680	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,238,415	$—

See Notes to Schedules of Investments.

5

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 91.3%
U.S. Treasury Bills† — 91.3%
0.020%, 03/04/10	$1,000	$1,000
0.098%, 03/11/10	1,000	1,000
0.039%, 03/18/10	500	500
0.043%, 03/18/10	500	500
0.050%, 03/18/10	1,000	1,000
0.040%, 03/25/10	1,200	1,200
0.063%, 04/15/10	1,000	1,000
0.049%, 04/22/10	1,000	1,000
0.060%, 04/22/10	1,000	1,000
0.085%, 04/29/10	1,000	1,000
0.095%, 05/13/10	1,000	1,000
0.117%, 05/27/10	250	250
0.128%, 05/27/10	750	749
0.123%, 06/03/10	250	250
0.143%, 06/03/10	750	749
0.123%, 06/10/10	500	500
0.262%, 07/15/10	1,000	999

		13,697

Total U.S. Treasury Obligations (Cost $13,697)		13,697

	Number of Shares
MONEY MARKET FUND — 8.6%
Federated U.S. Treasury Cash Reserve Money Market Fund	1,292,593	1,293

Total Money Market Fund (Cost $1,293)		1,293

TOTAL INVESTMENTS — 99.9% (Cost $14,990)*		14,990
Other Assets & Liabilities — 0.1%		11
TOTAL NET ASSETS — 100.0%		$15,001

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$1,293	$—
Level 2 - Other Significant Observable Inputs
U.S. Treasury Obligations	13,697	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$14,990	—

See Notes to Schedules of Investments.

6

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust (the “Prior Trust”) that was organized on May 18, 1993. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (the “Funds”).

1. Significant Accounting Policies

Investment Valuation

The investments of the Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees (the “Board”). No such investments held on February 28, 2010, were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2010, can be found at the end of each Fund’s Schedule of Investments.

Repurchase Agreements

The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another

7

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Investment Transactions

Investment transactions are recorded on a trade date basis.

2. Affiliated Money Market Funds

The PNC Financial Services Group, Inc. (“PNC”), the indirect parent company of PNC Capital Advisors, LLC (the “Adviser”), owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliated with the Adviser. The total net purchases and sales of BlackRock Funds for the nine months ended February 28, 2010 were ($10,000,000).

Details of affiliated holdings at February 28, 2010 are included in the respective Fund’s Schedule of Investments.

3. Change in Independent Registered Public Accounting Firm

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Fund’s independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into PNC. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

4. Fund Name Changes

On November 17, 2009, the Board approved a name change for the Prior Trust to “PNC Advantage Funds.” As a result, each investment portfolio of the Trust was renamed as a PNC investment portfolio (the “Name Changes”). The Name Changes were effective on February 8, 2010.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	April 29, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	April 29, 2010

*	Print the name and title of each signing officer under his or her signature.